Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Foreign currency
Net foreign currency remeasurement gains (losses)	$ (30)	$ (26)	$ 277
Revenue recognition
Revenue related to NRE payments recognized on the achievement of substantive milestones	1,581	987	1,399
Warranty expense
Warranty period, minimum	1 year
Warranty period, maximum	3 years
Warranty expense	2,996	3,780	6,055
Advertising
Advertising costs	52	31	25
Pensions and 401(k) plan
Contributions to defined contribution pension plans	4,962	5,088	3,909
Property, plant and equipment
Capitalized software	$ 1,746	$ 1,660	$ 755
Buildings and improvements | Minimum
Property, plant and equipment
Useful life	5 years
Buildings and improvements | Maximum
Property, plant and equipment
Useful life	25 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful life	2 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful life	7 years
Internally developed software and purchased software costs | Minimum
Property, plant and equipment
Useful life	2 years
Internally developed software and purchased software costs | Maximum
Property, plant and equipment
Useful life	7 years